UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                  FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                                             [
] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  New Jersey Manufacturers Insurance Company
Address:  301 Sullivan Way
                 West Trenton, NJ  08628

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark R. Lynch
Title:  Assistant Vice President
Phone:  609-883-1300
Signature, Place, and Date of Signing:

Mark R. Lynch       West Trenton, NJ            May 14, 1999


Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
]

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:     0

Form 13F Information Table Entry Total:  2639500

Form 13F Information Table Value Total:  144749

             VALUESHARES/SH/PUT/INVESTMTOTHER           VOTING
AUTHORITYNAME OF ISSUERTITLE OF
CLASSCUSIP(X$1000)PRN AMTPRNCAL
LDSCRETNMANAGERSSOLESHAREDNONE----------------------------------
----------------------------------------------------------------
--------------ABBOTT
LABSCOM0028241004681100000SHDEFINED10000000AMERICAN EXPRESS
CO.COM025816109518144000SHDEFINED4400000AMERICAN HOME PRODUCTS
CORPCOM0266091076525100000SHDEFINED10000000BANK ONE
CORPCOM06423A103413075000SHDEFINED7500000BRISTOL-MYERS SQUIBB
COCOM1101221086412100000SHDEFINED10000000BURLINGTON NORTHERN
SANTA FECOM12189T1044931150000SHDEFINED15000000CERIDIAN
CORPCOM15677T1067313200000SHDEFINED20000000CHEVRON
CORPCOM166751107612469000SHDEFINED6900000CISCO SYS
INCCOM17275R102273925000SHDEFINED2500000
COMPUTER SCIENCE CORPCOM205363104413975000SHDEFINED7500000E I
DUPONT DENEMOURS & COCOM2635341099290160000SHDEFINED16000000E M
C CORP MASSCOM268648102319425000SHDEFINED2500000EXXON
CORPCOM30229010111149158000SHDEFINED15800000FED NAT MORTGAGE
ASSOCCOM313586109346250000SHDEFINED5000000GTE
CORP.COM362320103441673000SHDEFINED7300000INT'L FLAVORS &
FRAGRANCES,
INC.COM4595061013756100000SHDEFINED10000000MAY DEPT STORES
COCOM5777781034871124500SHDEFINED12450000MOBIL
CORPCOM607059102704080000SHDEFINED8000000RAYTHEON
COCOM7551111017035120000SHDEFINED12000000ROYAL DUTCH
PETROLEUMCOM7802578049776188000SHDEFINED18800000SEAGATE
TECHNOLOGYCOM811804103221775000SHDEFINED7500000SHERWIN-WILLIAMS
COCOM8243481065681202000SHDEFINED20200000SPRINT
(FON)COM8520611009813100000SHDEFINED10000000SPRINT
(PCS)COM852061506221650000SHDEFINED5000000TEXACO
INCCOM881694103544896000SHDEFINED96000003COM
CORPCOM885535104116650000SHDEFINED5000000WASHINGTON MUTUAL
INCCOM939322103204450000SHDEFINED5000000